Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Compensation
Share-based Compensation

23.  Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Year Ended December 31,
	2020	2021	2022
Cost of sales	5,564	34,009	66,914
Research and development expenses	51,024	406,940	1,323,370
Selling, general and administrative expenses	130,506	569,191	905,612
Total	187,094	1,010,140	2,295,896

There was no income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets in the years ended December 31, 2020, 2021 and 2022.

(a) NIO Incentive Plans

In 2015, the Company adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which allows the plan administrator to grant share options and restricted shares of the Company to its employees, directors, and consultants.

The Company granted both share options and restricted shares to the employees. The share options and restricted shares of the Company under 2015 Plan have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2015 Plan, share options granted to the non-NIO US employees of the Group are only exercisable upon the occurrence of an initial public offering by the Company.

In 2016, 2017 and 2018, the Board of Directors further approved the 2016 Stock Incentive Plan (the “2016 Plan”), the 2017 Stock Incentive Plan (the “2017 Plan”) and the 2018 Stock Incentive Plan (the “2018 Plan”). The share options of the Company under 2016, 2017 Plan and 2018 Plans have a contractual term of seven or ten years from the grant date, and vest immediately or over a period of four or five years of continuous service.

The Group recognized the share options and restricted shares of the Company granted to the employees of the Group on a straight-line basis over the vesting term of the awards, net of estimated forfeitures.

(i) Share Options

The following table summarizes activities of the Company’s share options under the 2016, 2017 and 2018 Plans for the years ended December 31, 2020, 2021 and 2022:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Granted	16,077,700	8.09	—	—
Exercised	(15,253,500)	1.55	—	—
Cancelled	(9,030,781)	3.02	—	—
Expired	(1,318,892)	4.49	—	—
Outstanding as of December 31, 2020	79,318,499	3.59	6.39	3,581,119
Granted	2,468,150	13.89	—	—
Exercised	(9,119,048)	2.31	—	—
Cancelled	(2,143,711)	12.59	—	—
Expired	(25,940)	19.03	—	—
Outstanding as of December 31, 2021	70,497,950	4.76	5.44	1,944,597
Granted	1,685,000	3.03	—	—
Exercised	(4,533,690)	2.58	—	—
Cancelled	(1,197,777)	10.76	—	—
Expired	(467,608)	12.03	—	—
Outstanding as of December 31, 2022	65,983,875	3.57	4.51	465,353
Vested and expected to vest as of December 31,2022	65,832,596	3.56	4.51	464,324
Exercisable as of December 31, 2022	55,898,588	3.22	4.49	396,734

The total share-based compensation expenses recognized for share options during the years ended December 31, 2020, 2021 and 2022 was RMB177,543, RMB534,641 and RMB379,178, respectively.

The weighted-average grant date fair value for options granted under the Company’s 2016, 2017 and 2018 Plans during the years ended December 31, 2020, 2021 and 2022 was US$4.03, US$33.54 and US$19.27, respectively, computed using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2020				2021				2022
Exercise price (US$)	2.38	-	48.45		2.39	-	42.20		2.39	-	19.91
Fair value of the ordinary shares on the date of option grant (US$)	2.38	-	48.45		39.54	-	42.20		10.34	-	19.61
Risk-free interest rate	0.50%	-	1.00%		1.08%	-	1.47%		2.50%	-	2.56%
Exercise multiple			2.5	x			2.5	x			2.5	x
Expected dividend yield			0%				0%				0%
Expected volatility	54%	-	55%				55%				56%
Expected forfeiture rate (post-vesting)	2%	-	6%				2%				1.5%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2021 and 2022, there were RMB396,098 and RMB219,781 of unrecognized compensation expenses related to the stock options granted to the employees, which is expected to be recognized over a weighted-average period of 2.10, 1.32 and 0.77 years, respectively.

(ii) Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

Share-based compensation expenses of nil, RMB20,820 and RMB118,700 related to restricted shares granted to the employees of NIO US was recognized for the years ended December 31, 2020, 2021 and 2022, respectively.

The following table summarizes activities of the Company’s restricted shares to US employees under the 2016 plan:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2019 and December 31, 2020	—	—
Grant	1,179,976	41.87
Vested	(1,728)	41.53
Forfeited	(40,052)	40.09
Unvested at December 31, 2021	1,138,196	41.93
Grant	2,353,714	16.00
Vested	(291,069)	36.44
Forfeited	(232,483)	29.70
Unvested at December 31, 2022	2,968,358	23.87

As of December 31, 2021 and 2022, there were RMB283,784 and RMB428,463 of unrecognized compensation expenses related to restricted shares granted to the employees of NIO US, which is expected to be recognized over a weighted-average period of 3.83 and 3.48 years, respectively.

The following table summarizes activities of the Company’s restricted shares to non-US employees under the 2017 and 2018 plan:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2020	1,735,744	40.05
Granted	22,551,227	36.55
Vested	(841,014)	39.81
Forfeited	(546,016)	36.22
Unvested at December 31, 2021	22,899,941	33.02
Granted	31,944,551	15.12
Vested	(4,687,528)	34.49
Forfeited	(3,172,211)	28.42
Unvested at December 31, 2022	46,984,753	22.88

As of December 31, 2021 and 2022, there were RMB472,628 and RMB6,525,925 of unrecognized compensation expenses related to restricted shares granted to the non-US employees, which is expected to be recognized over a weighted-average period of 3.65 and 3.32 years, respectively.

Share-based compensation expenses of RMB9,551 and RMB437,166 and RMB1,744,712 related to restricted shares granted to the non-US employees was recognized for years ended December 31, 2020, 2021 and 2022, respectively.

(b) Share-based compensation of subsidiaries

In November 2021, a subsidiary of the Company (“Subsidiary A”) adopted the 2021 Share Incentive Plan (the “A Plan”) which allows Subsidiary A to grant share options to its employees.

Under the A plan, the share options have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.

Before the completion of Subsidiary A’s possible future initial public offering and listing, its employees are entitled to convert the vested share options to the Class A ordinary shares of the Company at a fixed conversion rate. The corresponding share options will be cancelled if the conversion right is exercised.

The following table summarizes activities of A Plan for the year ended December 31, 2022:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	31,931,249	0.00001	—	—
Outstanding as of December 31, 2021	31,931,249	0.00001	9.84	35,888
Vested	(1,387,401)	0.00001	—	—
Outstanding as of December 31, 2022	30,543,848	0.00001	8.84	34,337

The weighted average grant date fair value of options granted was US$1.12 per share. The estimated fair value of each option granted is estimated on the date of grant using the binominal option-pricing model with the assumptions (or ranges thereof) in the following table:

For the Year Ended
December 31,
2021 and 2022
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (post-vesting)	2%

For the year ended December 31, 2021 and 2022, total share-based compensation expenses for the share options granted under A Plan were RMB17,513 and RMB53,306, respectively. As of December 31, 2021 and 2022, there were RMB211,178 and RMB170,091 of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 3.2 and 2.2 years, respectively.